Leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Schedule Of Quantitative Information Related To Operating Leases [Table Text Block]
The following summarizes quantitative information about the Company’s operating leases (dollars in thousands):

	Bonfire	CityBase	eCivis	Questica	Total

Operating leases
Operating lease cost	$104	$156	$77	$34	$371
Variable lease cost	-	-	-	-	-
Operating lease expense	104	156	77	34	371
Short-term lease rent expense	-	-	-	-	-
Total rent expense	$104	$156	$77	$34	$371

	Bonfire	CityBase	eCivis	Questica	Total

Operating cash flows from operating leases	$103	$161	$77	$33	$374
Right-of-use assets exchanged for operating lease liabilities	$1,271	$1,541	$920	$310	$4,042
Weighted-average remaining lease term – operating leases	3.3	2.5	3.2	3.1	2.9
Weighted-average discount rate – operating leases	10.0%	10.0%	8.0%	4.8%	9.2%

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of March 31, 2019, future minimum lease payments under non-cancellable operating are as follows (in thousands):

	Bonfire	CityBase	eCivis	Questica	Total

Nine months ended December 31, 2019	$311	$489	$232	$101	$1,133
Year Ended December 31, 2020	430	661	309	75	1,475
Year Ended December 31, 2021	445	458	309	56	1,268
Year Ended December 31, 2022	229	-	128	58	415
Year Ended December 31, 2023	-	-	-	14	14
Total	1,415	1,608	978	304	4,305
Less present value discount	(215)	(191)	(117)	(27)	(550)
Operating lease liabilities	$1,200	$1,417	$861	$277	$3,755